Capital Stock and Changes in Capital Accounts	9 Months Ended
Sep. 30, 2013
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

10.       Capital Stock and Changes in Capital Accounts

  Incentive plan: In March 2013, the Company's Board of Directors approved the grant of 607,946 shares of restricted common stock to executive management and non-executive directors pursuant to the Company's 2011 equity incentive plan. The restricted shares will vest over a period of 3 years by one-third each year, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares.

Restricted stock during the nine months ended September 30, 2013 and the year ended December 31, 2012 is analysed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2011	$1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Forfeited or expired	-	-
Outstanding at December 31, 2012	$1,451,625	$11.90
Granted	607,946	9.06
Vested	(601,198)	11.82
Forfeited or expired	-	-
Outstanding at September 30, 2013	$1,458,373	$10.75

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. During the nine months ended September 30, 2013 and 2012, an amount of $6,135 and $6,417, respectively, was recognized in General and administrative expenses.

At September 30, 2013 and December 31, 2012, the total unrecognized cost relating to restricted share awards was $10,034 and $10,662, respectively. At September 30, 2013, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.99 years.